Fair Values Of Plan Assets, Foreign (Detail) (Foreign Plans) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2012 Life insurance company general accounts USD ($)	Mar. 31, 2012 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Life insurance company general accounts Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Life insurance company general accounts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Life insurance company general accounts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Other assets USD ($)	Mar. 31, 2012 Other assets JPY (¥)	Mar. 31, 2011 Other assets JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 3 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2012 Equity Securities Pooled funds USD ($)		Mar. 31, 2012 Equity Securities Pooled funds JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds JPY (¥)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 1 USD ($)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 1 JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds Fair Value, Inputs, Level 1 JPY (¥)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 2 USD ($)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 3 USD ($)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 3 JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds Fair Value, Inputs, Level 3 JPY (¥)		Mar. 31, 2011 Equity Securities Domestic companies JPY (¥)	Mar. 31, 2011 Equity Securities Domestic companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Equity Securities Foreign companies USD ($)	Mar. 31, 2012 Equity Securities Foreign companies JPY (¥)	Mar. 31, 2011 Equity Securities Foreign companies JPY (¥)	Mar. 31, 2012 Equity Securities Foreign companies Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Equity Securities Foreign companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Equity Securities Foreign companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Debt Securities Pooled funds USD ($)		Mar. 31, 2012 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 1 USD ($)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 1 JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds Fair Value, Inputs, Level 1 JPY (¥)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 2 USD ($)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 3 USD ($)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 3 JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds Fair Value, Inputs, Level 3 JPY (¥)		Mar. 31, 2012 Debt Securities Domestic bonds USD ($)	Mar. 31, 2012 Debt Securities Domestic bonds JPY (¥)	Mar. 31, 2011 Debt Securities Domestic bonds JPY (¥)	Mar. 31, 2012 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Debt Securities Foreign bonds USD ($)	Mar. 31, 2012 Debt Securities Foreign bonds JPY (¥)	Mar. 31, 2011 Debt Securities Foreign bonds JPY (¥)	Mar. 31, 2012 Debt Securities Foreign bonds Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Debt Securities Foreign bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Debt Securities Foreign bonds Fair Value, Inputs, Level 1 JPY (¥)
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	$ 1,843,854	¥ 151,196,000	$ 1,732,220	¥ 142,042,000	¥ 143,259,000	$ 1,107,622	¥ 90,825,000	¥ 83,556,000	$ 586,744	¥ 48,113,000	¥ 47,520,000	$ 149,488	¥ 12,258,000	¥ 10,966,000	$ 219,463	¥ 17,996,000	¥ 18,523,000	$ 219,463	¥ 17,996,000	¥ 18,523,000	$ 42,196	¥ 3,460,000	¥ 5,150,000	$ 21,110	¥ 1,731,000	¥ 2,222,000	$ 17,476	¥ 1,433,000	¥ 753,000	$ 3,610	¥ 296,000	¥ 2,175,000	$ 313,402	[1]	¥ 25,699,000	[1]	¥ 23,366,000	[1]	$ 81,378	[1]	¥ 6,673,000	[1]	¥ 7,131,000	[1]	$ 163,512	[1]	¥ 13,408,000	[1]	¥ 13,790,000	[1]	$ 68,512	[1]	¥ 5,618,000	[1]	¥ 2,445,000	[1]	¥ 158,000	¥ 158,000	$ 203,951	¥ 16,724,000	¥ 16,992,000	$ 203,951	¥ 16,724,000	¥ 16,992,000	$ 591,964	[2]	¥ 48,541,000	[2]	¥ 44,722,000	[2]	$ 328,305	[2]	¥ 26,921,000	[2]	¥ 23,922,000	[2]	$ 186,293	[2]	¥ 15,276,000	[2]	¥ 14,454,000	[2]	$ 77,366	[2]	¥ 6,344,000	[2]	¥ 6,346,000	[2]	$ 14,280	¥ 1,171,000	¥ 1,084,000	$ 14,280	¥ 1,171,000	¥ 1,084,000	$ 458,598	¥ 37,605,000	¥ 32,047,000	$ 458,598	¥ 37,605,000	¥ 32,047,000

[1]	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
[2]	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.